Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of income tax expense
($ in millions)	2019	2018	2017
Current taxes	855	686	782
Deferred taxes	(83)	(142)	(199)
Tax expense from continuing operations	772	544	583
Tax expense from discontinued operations	167	228	273

Effective tax rate for the year
($ in millions, except % data)	2019	2018	2017
Income from continuing operations before taxes	1,862	2,119	2,102
Weighted-average global tax rate	18.3%	22.2%	23.6%
Income taxes at weighted-average tax rate	341	470	497
Items taxed at rates other than the weighted-average tax rate	(7)	(43)	(114)
Changes in valuation allowance, net	198	41	763
Effects of changes in tax laws and (enacted) tax rates	63	1	(747)
Non-deductible expenses	44	86	58
Other, net	133	(11)	126
Tax expense from continuing operations	772	544	583
Effective tax rate for the year	41.5%	25.7%	27.7%

Components of deferred income tax assets and liabilities from continued operations
	December 31,
($ in millions)	2019	2018
Deferred tax assets:
Unused tax losses and credits	507	600
Provisions and other accrued liabilities	650	769
Pension	592	476
Inventories	463	253
Intangibles and other non-current assets	972	1,031
Other	300	122
Total gross deferred tax asset	3,484	3,251
Valuation allowance	(1,632)	(1,535)
Total gross deferred tax asset, net of valuation allowance	1,852	1,716
Deferred tax liabilities:
Property, plant and equipment	(244)	(202)
Intangibles and other assets	(679)	(770)
Pension and other liabilities	(538)	(153)
Inventories	(39)	(67)
Unremitted earnings	(353)	(445)
Total gross deferred tax liability	(1,853)	(1,637)
Net deferred tax asset (liability)	(1)	79
Included in:
“Deferred taxes”—non-current assets	910	1,006
“Deferred taxes”—non-current liabilities	(911)	(927)
Net deferred tax asset (liability)	(1)	79

Unrecognized tax benefits
		Penalties and
		interest
		related to
	Unrecognized	unrecognized
($ in millions)	tax benefits	tax benefits	Total
Classification as unrecognized tax items on January 1, 2017	760	172	932
Increase relating to prior year tax positions	115	103	218
Decrease relating to prior year tax positions	(76)	(37)	(113)
Increase relating to current year tax positions	223	—	223
Decrease due to settlements with tax authorities	(23)	(2)	(25)
Decrease as a result of the applicable statute of limitations	(75)	(12)	(87)
Exchange rate differences	101	18	119
Balance at December 31, 2017, which would, if recognized, affect
the effective tax rate	1,025	242	1,267
Net change due to acquisitions and divestments	8	—	8
Increase relating to prior year tax positions	35	37	72
Decrease relating to prior year tax positions	(99)	14	(85)
Increase relating to current year tax positions	126	5	131
Decrease due to settlements with tax authorities	(44)	(17)	(61)
Decrease as a result of the applicable statute of limitations	(66)	(31)	(97)
Exchange rate differences	(24)	(11)	(35)
Balance at December 31, 2018, which would, if recognized, affect
the effective tax rate	961	239	1,200
Net change due to acquisitions and divestments	11	7	18
Increase relating to prior year tax positions	202	85	287
Decrease relating to prior year tax positions	(82)	(63)	(145)
Increase relating to current year tax positions	163	6	169
Decrease due to settlements with tax authorities	(57)	(8)	(65)
Decrease as a result of the applicable statute of limitations	(83)	(28)	(111)
Exchange rate differences	(9)	(5)	(14)
Balance at December 31, 2019, which would, if recognized, affect
the effective tax rate	1,106	233	1,339

Open tax years subject to examination
Region	Year
Europe	2011
The Americas	2016
Asia, Middle East and Africa	2010